Cash and Cash Equivalents and Short-term Deposit - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Short-term deposit	$ 196	$ 196